Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures Abstract
Summary of Property and Equipment, Net

Property and equipment, net consists of the following:

	September 30, 2019	December 31, 2018
	(In thousands)
Leasehold improvements	$25,224	$210
Lab equipment	9,110	4,599
Furniture and fixtures	2,066	131
Computer equipment	1,457	449
Construction-in-progress	39	7,449

Property and equipment, gross	37,896	12,838
Less accumulated depreciation and amortization	(4,035)	(1,901)

Total property and equipment, net	$33,861	$10,937

Property and equipment, net consists of the following:

	December 31,
	2018	2017
	(In thousands)
Lab equipment	$4,599	$3,527
Computer equipment	449	157
Leasehold improvements	210	113
Office equipment	131	17
Construction-in-progress	7,449	—

Property and equipment, gross	12,838	3,814
Less accumulated depreciation and amortization	(1,901)	(980)

Total property and equipment, net	$10,937	$2,834

Summary of Accrued Liabilities

Accrued liabilities consist of the following:

	September 30, 2019	December 31, 2018
	(In thousands)
Accrued research and development costs	$7,431	$3,821
Accrued employee compensation	4,272	2,766
Accrued property and equipment	3,675	293
Accrued professional services	1,046	588
Accrued offering costs	—	792
Other	122	179

Total accrued liabilities	$16,546	$8,439

Accrued liabilities consist of the following:

	December 31,
	2018	2017
	(In thousands)
Accrued research and development costs	$3,821	$1,471
Accrued employee compensation	2,766	1,294
Deferred offering costs	792	—
Accrued professional services	588	387
Accrued property and equipment	293	201
Other	179	102

Total accrued liabilities	$8,439	$3,455